Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
Year	Summary Compensation Table Total For PEO[1] ($)	Compensation Actually Paid to PEO[2] ($)	Average Summary Compensation Table Total for non-PEO NEOs[3] ($)	Average Compensation Actually Paid to non-PEO NEOs[4] ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (GAAP) (000's)[7] ($)	Adjusted EBIT (000's)[8] ($)
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	4,794,902	4,222,720	1,555,755	1,233,971	$199.14	$145.87	74,823	115,894
2024	5,858,482	(3,614,986)	1,544,303	(398,231)	$170.49	$156.61	5,888	130,996
2023	5,971,864	11,078,631	1,728,063	2,932,628	$222.19	$156.65	95,702	139,154
2022	4,502,542	5,329,286	1,420,716	1,542,675	$149.60	$130.56	85,990	136,919
2021	4,453,834	7,853,142	1,476,795	2,220,581	$156.22	$142.13	72,474	99,457

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Vijayvargiya for each corresponding year in the “Total” column of the applicable year's Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Vijayvargiya) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in 2025 through 2021 are Greg Chemnitz and Shelly Chadwick.
Peer Group Issuers, Footnote	Represents cumulative TSR for S&P 600 - Materials Index for each respective measurement period assuming $100 initial investment on December 31, 2020. The measurement period for 2021 is January 1, 2021 through December 31, 2021. The measurement period for 2022 is January 1, 2021 through December 31, 2022. The measurement period for 2023 is January 1, 2021 through December 31, 2023. The measurement period for 2024 is January 1, 2021 through December 31, 2024. The measurement period for 2025 is January 1, 2021 through December 31, 2025.
PEO Total Compensation Amount	$ 4,794,902	$ 5,858,482	$ 5,971,864	$ 4,502,542	$ 4,453,834
PEO Actually Paid Compensation Amount	$ 4,222,720	(3,614,986)	11,078,631	5,329,286	7,853,142
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (or "CAP") to Mr. Vijayvargiya, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts include in part the compensation paid to Mr. Vijayvargiya based on certain financial performance of the Company achieved as well as value related to equity compensation that would have been paid if the stock and option awards vested at the end of the year presented.

	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Adjustments ($)	Compensation Actually Paid to PEO ($)
2025	4,794,902	(3,740,021)	3,167,839	—	—	4,222,720
2024	5,858,482	(4,444,000)	(5,029,468)	—	—	(3,614,986)
2023	5,971,864	(4,323,579)	9,430,346	—	—	11,078,631
2022	4,502,542	(2,409,248)	3,235,992	—	—	5,329,286
2021	4,453,834	(2,247,632)	5,646,940	—	—	7,853,142
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends, dividend equivalents or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	2,130,390	399,349	—	638,100	—	—	3,167,839
2024	(1,939,558)	(2,627,445)	—	(462,465)	—	—	(5,029,468)
2023	5,109,574	1,841,929	—	2,478,843	—	—	9,430,346
2022	2,725,884	245,856	—	264,252	—	—	3,235,992
2021	3,244,507	896,712	—	1,505,721	—	—	5,646,940

Non-PEO NEO Average Total Compensation Amount	$ 1,555,755	1,544,303	1,728,063	1,420,716	1,476,795
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,233,971	(398,231)	2,932,628	1,542,675	2,220,581
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Vijayvargiya), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts include in part the compensation paid to the NEOs based on certain financial performance of the Company achieved as well as- value related to equity compensation that would have been paid if the stock and option awards vested at the end of the year presented.
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Vijayvargiya):

	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments(a) ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Adjustments ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,555,755	(995,681)	631,073	—	42,824	1,233,971
2024	1,544,303	(906,739)	(1,035,795)	—	—	(398,231)
2023	1,728,063	(1,007,306)	2,211,871	—	—	2,932,628
2022	1,420,716	(583,932)	705,891	—	—	1,542,675
2021	1,476,795	(569,016)	1,312,802	—	—	2,220,581

(a) The amounts deducted or added in calculating the total average equity award adjustments are included below. The methodology for calculating each applicable adjustment is consistent with the methodology described in note (2)(b) above.

	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	445,915	95,249	—	89,909	—	—	631,073
2024	(367,816)	(531,814)	—	(136,165)	—	—	(1,035,795)
2023	1,181,805	480,469	—	549,597	—	—	2,211,871
2022	682,354	30,549	—	(7,012)	—	—	705,891
2021	810,136	303,517	—	199,149	—	—	1,312,802

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid, Adjusted Incentive Comp EBIT, and Net Income
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Cumulative TSR
Tabular List, Table	Adjusted EBIT •Relative TSR •Return on Invested Capital •Simplified Free Cash Flow •Value-Added Sales
Total Shareholder Return Amount	$ 199.14	170.49	222.19	149.60	156.22
Peer Group Total Shareholder Return Amount	145.87	156.61	156.65	130.56	142.13
Net Income (Loss)	$ 74,823,000	$ 5,888,000	$ 95,702,000	$ 85,990,000	$ 72,474,000
Company Selected Measure Amount	115,894,000	130,996,000	139,154,000	136,919,000	99,457,000
PEO Name	Mr. Vijayvargiya
Additional 402(v) Disclosure
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation calculated according to SEC requirements (which includes value related to awards and option awards as if they were vested at the end of the year presented) and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period assuming $100 initial investment on December 31, 2020. The measurement period for 2021 is January 1, 2021 through December 31, 2021. The measurement period for 2022 is January 1, 2021 through December 31, 2022. The measurement period for 2023 is January 1, 2021 through December 31, 2023. The measurement period for 2024 is January 1, 2021 through December 31, 2024. The measurement period for 2025 is January 1, 2021 through December 31, 2025.The dollar amounts reported represent the amount of GAAP net income reflected in the Company’s audited financial statements for the applicable year. Tabular List
As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company's performance are as follows:
Description of Relationships Between Compensation Actually Paid and Certain Financial Performance Measure Results
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between certain information presented in the Pay Versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted EBIT
Non-GAAP Measure Description	Adjusted EBIT is defined as earnings before interest, taxes, and other unusual charges. See the "2025 Company Performance Overview" section for further description as well as Appendix B for reconciliation of non-GAAP to GAAP financial measures. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBIT is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	•Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Simplified Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Value-Added Sales
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,740,021)	(4,444,000)	(4,323,579)	(2,409,248)	(2,247,632)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,167,839	(5,029,468)	9,430,346	3,235,992	5,646,940
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,130,390	(1,939,558)	5,109,574	2,725,884	3,244,507
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	399,349	(2,627,445)	1,841,929	245,856	896,712
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	638,100	(462,465)	2,478,843	264,252	1,505,721
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(995,681)	(906,739)	(1,007,306)	(583,932)	(569,016)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	631,073	(1,035,795)	2,211,871	705,891	1,312,802
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	445,915	(367,816)	1,181,805	682,354	810,136
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,249	(531,814)	480,469	30,549	303,517
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,909	(136,165)	549,597	(7,012)	199,149
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,824	0	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0